Condensed Interim Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Interim Consolidated Statements of Income
Revenue	$ 52,591	$ 36,490	$ 102,860	$ 74,245
Cost of sales
Cost of sales excluding depletion	9,904	3,723	21,372	6,755
Depletion	15,740	11,485	31,668	24,664
Gross profit	26,947	21,282	49,820	42,826
General administration costs	5,184	3,382	10,856	7,457
Business development costs	782	1,090	2,355	1,238
Sustainability initiatives	104	243	222	383
Operating income	20,877	16,567	36,387	33,748
Gain (loss) on disposition of mineral interests	(1,000)		(1,000)	2,099
Increase (decrease) in fair value of financial assets	(954)	(3,834)	2,699	(4,492)
Finance costs, net	(1,269)	(442)	(2,578)	(979)
Foreign currency translation gain (loss)	6	(100)	52	(153)
Other expenses	(3,217)	(4,376)	(827)	(3,525)
Earnings before income taxes	17,660	12,191	35,560	30,223
Income tax expense	(1,626)	(1,269)	(2,992)	(3,412)
Net earnings	$ 16,034	$ 10,922	$ 32,568	$ 26,811
Earnings per share - Basic	$ 0.08	$ 0.07	$ 0.17	$ 0.17
Earnings per share - Diluted	$ 0.08	$ 0.07	$ 0.17	$ 0.17